Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 25, 2018
Registrant Name	dei_EntityRegistrantName	Krane Shares Trust
Central Index Key	dei_EntityCentralIndexKey	0001547576
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 25, 2018
Document Effective Date	dei_DocumentEffectiveDate	Jun. 25, 2018
Prospectus Date	rr_ProspectusDate	Jun. 25, 2018
KraneShares CCBS China Corporate High Yield Bond USD Index ETF | KraneShares CCBS China Corporate High Yield Bond USD Index ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KCCB